Label	Element	Value
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 10 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21.29% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	21.29%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that Newton Investment Management North America, LLC, the fund's sub-adviser, believes to be leading producers or beneficiaries of technological innovation.

In choosing stocks, the fund's sub-adviser looks for technology companies with the potential for strong earnings or revenue growth rates. The fund's investment process centers on a multi-dimensional approach that looks for opportunities across emerging, cyclical or stable growth companies. The fund's investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations. Up to 25% of the fund's assets may be invested in foreign securities.

The fund typically sells a stock when the fund's sub-adviser believes there is a more attractive alternative, or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The fund also may sell stocks when the sub-adviser's evaluation of a sector has changed.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the NYSE® Technology Index, which is designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies, and the S&P 500® Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter Q2, 2020: 39.22% Worst Quarter Q2, 2022: -29.35% The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 19.07%.
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	19.07%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	39.22%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(29.35%)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/23)
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Technology company risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Technology company risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund's investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Risks of stock investing [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Small and midsize company risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Growth stock risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Growth stock risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Foreign investment risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,924
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	688
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,187
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,924
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,338
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.00%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.22%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,190
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,190
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.00%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.11%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,061
BNY Mellon Technology Growth Fund | NYSE® Technology Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	70.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.15%
BNY Mellon Technology Growth Fund | S&P 500® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.27%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.68%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.02%	[2]
BNY Mellon Technology Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	6.70%
Annual Return [Percent]	oef_AnnlRtrPct	5.64%
Annual Return [Percent]	oef_AnnlRtrPct	4.89%
Annual Return [Percent]	oef_AnnlRtrPct	42.54%
Annual Return [Percent]	oef_AnnlRtrPct	(1.53%)
Annual Return [Percent]	oef_AnnlRtrPct	25.53%
Annual Return [Percent]	oef_AnnlRtrPct	69.78%
Annual Return [Percent]	oef_AnnlRtrPct	12.62%
Annual Return [Percent]	oef_AnnlRtrPct	(46.44%)
Annual Return [Percent]	oef_AnnlRtrPct	59.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	50.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.39%
BNY Mellon Technology Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	50.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.49%
BNY Mellon Technology Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.27%
BNY Mellon Technology Growth Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	57.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%
BNY Mellon Technology Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	60.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.32%
BNY Mellon Technology Growth Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	60.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.39%
Performance Inception Date	oef_PerfInceptionDate	Sep. 30, 2016

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.